Derivative Liabilities - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected Dividend Yield [Member]
Derivative liability, measurement input, percentage	0.00	0.00	0.00
Minimum [Member] | Measurement Input, Expected Term [Member]
Expected term	5 months 23 days	2 months 30 days
Minimum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input, percentage	186	187	160
Minimum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input, percentage	0.07	0.01	1.55
Maximum [Member] | Measurement Input, Expected Term [Member]
Expected term	1 year	5 years
Maximum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input, percentage	302	464	305
Maximum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input, percentage	0.10	1.57	2.50